Stock-Based Compensation - Schedule of Company’s RSU’s (Details) - RSU’s [Member]	3 Months Ended
Mar. 31, 2026 $ / shares shares
Schedule of Company’s RSU’s [Line Items]
Number of RSUs outstanding at the beginning of the year | shares	8,602,317
Weighted-Average Grant Date Fair Value, RSUs outstanding at the beginning of the year | $ / shares	$ 2.95
Number of RSUs, Granted during the year | shares	4,153,811
Weighted-Average Grant Date Fair Value, Granted during the year | $ / shares	$ 1.32
Number of RSUs, Vested during the year | shares	(1,738,725)
Weighted-Average Grant Date Fair Value, Vested during the year | $ / shares	$ 3.35
Number of RSUs, Forfeited during the year | shares	(417,140)
Weighted-Average Grant Date Fair Value, Forfeited during the year | $ / shares	$ 2.84
Number of RSUs, Outstanding at the end of the year | shares	10,600,263
Weighted-Average Grant Date Fair Value, Outstanding at the end of the year | $ / shares	$ 2.25